Loans (Details 1)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Effective interest rate	4.50%
Total long-term loans - current portion	$ 202,405	$ 676,284
Loan amount in RMB - current portion | ¥			¥ 1,420,417	¥ 4,934,167
Loan amount in RMB - non-current portion | ¥				12,057,083
Total long-term loans - non-current portion	2,177,592	1,652,561
Huaneng Guicheng Trust Co Ltd [Member]
Total long-term loans - current portion	146,296	100,054
Long-term loans - non-current portion	0	48,999
Bank of Beijing [Member]
Long-term loans - non-current portion	0	1,096,491
China Resources Shenzhen Investment Trust Co Ltd [Member]
Total long-term loans - current portion	0	82,237
Jiangsu Suning Bank Member
Total long-term loans - current portion	0	186,472
Long-term loans - non-current portion	0	32,261
WeBank Co., Ltd [Member]
Total long-term loans - current portion	16,833	285,934
Long-term loans - non-current portion	0	127,874
Xiaoshan Rural Commercial Bank [Member]
Long-term loans - non-current portion	$ 0	$ 328,947
Long-term loans, non-current portiont [Member] | Huaneng Guicheng Trust Co Ltd [Member]
Loan commencement date		Dec. 30, 2022
Loan maturity date		Dec. 28, 2024
Effective interest rate		12.90%
Loan amount in RMB | ¥				107,500
Long-term loans - non-current portion		$ 14,734
Long-term loans, non-current portiont [Member] | Huaneng Guicheng Trust Co Ltd One [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Aug. 01, 2025
Effective interest rate		16.20%
Loan amount in RMB | ¥				250,000
Total long-term loans - non-current portion		$ 34,265
Long-term loans, non-current portiont [Member] | Bank of Beijing [Member]
Loan commencement date		Apr. 03, 2023
Loan maturity date		Apr. 02, 2026
Effective interest rate		4.80%
Total long-term loans - current portion		$ 1,096,491
Loan amount in RMB | ¥				8,000,000
Long-term loans, non-current portiont [Member] | Jiangsu Suning Bank Member
Loan commencement date		May 15, 2023
Loan maturity date		May 01, 2025
Effective interest rate		13.90%
Loan amount in RMB | ¥				122,500
Long-term loans - non-current portion		$ 16,790
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd [Member]
Loan commencement date		Apr. 12, 2023
Loan maturity date		Apr. 01, 2025
Effective interest rate		12.60%
Loan amount in RMB | ¥				442,500
Long-term loans - non-current portion		$ 60,651
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd One [Member]
Loan commencement date		May 15, 2023
Loan maturity date		May 15, 2025
Effective interest rate		9.00%
Loan amount in RMB | ¥				333,333
Long-term loans - non-current portion		$ 45,687
Long-term loans, non-current portiont [Member] | Jiangsu Suning Bank Two [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Aug. 01, 2025
Effective interest rate		12.80%
Total long-term loans - current portion		$ 15,471
Loan amount in RMB | ¥				112,875
Long-term loans, non-current portiont [Member] | Zhejiang Mintai Commercial Bank [Member]
Loan commencement date		Jul. 01, 2022
Loan maturity date		Jul. 01, 2024
Effective interest rate		14.40%
Loan amount in RMB | ¥				131,250
Long-term loans - non-current portion		$ 17,989
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd Two [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Aug. 01, 2025
Effective interest rate		13.90%
Loan amount in RMB | ¥				56,250
Long-term loans - non-current portion		$ 7,710
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd Three [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Jul. 28, 2025
Effective interest rate		14.10%
Loan amount in RMB | ¥				52,500
Long-term loans - non-current portion		$ 7,196
Long-term loans, non-current portiont [Member] | WeBank Co., Ltd Four [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Aug. 01, 2025
Effective interest rate		12.80%
Loan amount in RMB | ¥				48,375
Long-term loans - non-current portion		$ 6,630
Secured long-term loans Non Current Portion [Member] | Xinmao Group Co Ltd [Member]
Loan commencement date	May 01, 2024
Loan maturity date	Apr. 30, 2027
Effective interest rate	4.50%
Total long-term loans - current portion	$ 2,177,592
Secured long-term loans [Member] | Huaneng Guicheng Trust Co Ltd [Member]
Loan commencement date	Aug. 01, 2023	Dec. 30, 2022
Loan maturity date	Aug. 01, 2025	Dec. 28, 2024
Effective interest rate	16.20%	12.91%
Total long-term loans - current portion	$ 74,812	$ 58,936
Loan amount in RMB | ¥			525,000	430,000
Secured long-term loans [Member] | Huaneng Guicheng Trust Co Ltd One [Member]
Loan commencement date	Dec. 30, 2022	Aug. 01, 2023
Loan maturity date	Dec. 28, 2024	Aug. 01, 2025
Effective interest rate		16.56%
Total long-term loans - current portion	$ 71,484	$ 41,118
Loan amount in RMB | ¥			501,667	300,000
Secured long-term loans [Member] | WeBank Co., Ltd [Member]
Loan commencement date	Aug. 01, 2023	Apr. 12, 2023
Loan maturity date	Jul. 28, 2025	Apr. 01, 2025
Effective interest rate		12.56%
Total long-term loans - current portion	$ 16,833	$ 121,300
Loan amount in RMB | ¥			118,125	885,000
Secured long-term loans [Member] | WeBank Co., Ltd One [Member]
Loan commencement date		May 15, 2023
Loan maturity date		May 15, 2025
Effective interest rate		9.00%
Total long-term loans - current portion		$ 68,531
Loan amount in RMB | ¥				500,000
Secured long-term loans [Member] | WeBank Co., Ltd Two [Member]
Loan commencement date		Aug. 14, 2022
Loan maturity date		Aug. 01, 2024
Effective interest rate		14.40%
Total long-term loans - current portion		$ 65,675
Loan amount in RMB | ¥				479,167
Secured long-term loans [Member] | WeBank Co., Ltd Three [Member]
Loan commencement date		May 15, 2023
Loan maturity date		May 01, 2025
Effective interest rate		13.86%
Total long-term loans - current portion		$ 12,336
Loan amount in RMB | ¥				90,000
Secured long-term loans [Member] | WeBank Co., Ltd Four [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Jul. 28, 2025
Effective interest rate		14.11%
Total long-term loans - current portion		$ 9,252
Loan amount in RMB | ¥				67,500
Secured long-term loans [Member] | WeBank Co., Ltd Five [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Aug. 01, 2025
Effective interest rate		12.78%
Total long-term loans - current portion		$ 8,840
Loan amount in RMB | ¥				64,500
Secured long-term loans [Member] | Jiangsu Suning Bank One [Member]
Loan commencement date		May 15, 2023
Loan maturity date		May 01, 2025
Effective interest rate		13.86%
Total long-term loans - current portion		$ 28,783
Loan amount in RMB | ¥				210,000
Secured long-term loans [Member] | Jiangsu Suning Bank Two [Member]
Loan commencement date		Aug. 01, 2023
Loan maturity date		Aug. 01, 2025
Effective interest rate		12.78%
Total long-term loans - current portion		$ 20,628
Loan amount in RMB | ¥				150,500
Secured long-term loans [Member] | Zhejiang Mintai Commercial Bank [Member]
Loan commencement date	Aug. 01, 2023	Aug. 01, 2023
Loan maturity date	Jul. 28, 2025	Jul. 28, 2025
Effective interest rate	14.11%	14.11%
Total long-term loans - current portion	$ 39,276	$ 21,587
Loan amount in RMB | ¥			¥ 275,625	157,500
Secured long-term loans [Member] | Xiaoshan Rural Commercial Bank [Member]
Loan commencement date		Jun. 19, 2023
Loan maturity date		Jun. 18, 2026
Effective interest rate		4.50%
Loan amount in RMB | ¥				2,400,000
Long-term loans - non-current portion		$ 328,947
long-term loans [Member] | China Resources Shenzhen Investment Trust Co Ltd [Member]
Loan commencement date		Jul. 01, 2022
Loan maturity date		Jul. 01, 2024
Effective interest rate		14.40%
Loan amount in RMB | ¥				600,000
Total long-term loans - non-current portion		$ 82,237
Long-term loans, current portiont [Member] | Jiangsu Suning Bank Member
Loan commencement date		Sep. 02, 2022
Loan maturity date		Sep. 01, 2024
Effective interest rate		12.00%
Total long-term loans - current portion		$ 137,061
Loan amount in RMB | ¥				¥ 1,000,000